07072757

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

Michael S. Emen
Senior Vice President
Listing Qualifications

CERTNAS 1-33627

RECD S.E.C.
JUL 3 1 2007
1086

By Facsimile and First Class Mail

July 31, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on July 27, 2007 The Nasdaq Stock Market (the "Exchange") received from Fortress International Group, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one share of Common Stock and two Warrants
Common Stock, $0.0001 par value
Common Stock Purchase Warrants

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

MSE

PROCESSED
AUG 0 1 2007
THOMSON
FINANCIAL

END